Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Open Market Sale Agreement	Total
Balance at Dec. 31, 2022	$ 1	$ 691,766	$ (9,330)	$ (703)	$ (637,160)		$ 44,574
Balance (in shares) at Dec. 31, 2022	13,457,625
Repurchase of ordinary shares	$ 0	(4)	(274)	0	0		(278)
Repurchase of ordinary shares (in shares)	(136,118)
Issuance of ordinary shares for options exercised	$ 0	109	0	0	0		109
Issuance of ordinary shares for options exercised (in shares)	56,668
Share-based compensation expense, net of forfeitures	$ 0	7,217	0	0	0		7,217
Foreign currency translation adjustment	0		0	(497)	0		(497)
Net loss	0	(3,303)	0	0	(23,657)		(26,960)
Balance at Dec. 31, 2023	$ 1	695,785	(9,604)	(1,200)	(660,817)		24,165
Balance (in shares) at Dec. 31, 2023	13,378,175
Issuance of ordinary shares for options exercised		2,111	0	0	0		2,112
Issuance of ordinary shares for options exercised (in shares)	1,094,406
Issuance of ordinary share pursuant to a PIPE Transaction		15,000					15,000
Shares issued	1,020,000
Share issuance costs of a PIPE or ATM Transaction (Note 12)	$ 0	(900)	0	0	0		(900)
Share-based compensation expense, net of forfeitures	0	1,306	0	0	0		1,306
Fair value change of available for sale debt security	0		0	37	0		37
Available for sale debt security reclassification adjustment	0		0	(37)	0		(37)
Foreign currency translation adjustment	0		0	(574)	0		(574)
Net loss	0		0	0	(39,258)		(39,258)
Balance at Dec. 31, 2024	$ 2	713,302	(9,604)	(1,774)	(700,075)		1,851
Balance (in shares) at Dec. 31, 2024	15,492,581
Issuance of ordinary shares for options and warrants exercised		56	0	0	0		56
Issuance of ordinary shares for options and warrants exercised (in shares)	1,009,456
Issuance of ordinary share pursuant to a PIPE Transaction		5,878	0	0	0	$ 5,700	5,878
Shares issued	4,053,836
Share issuance costs of a PIPE or ATM Transaction (Note 12)	$ 0	(741)	0	0	0		(741)
Deemed contribution from shareholder as a result of issuance of Convertible notes (Note 18)	0	757	0	0	0		757
Share-based compensation expense, net of forfeitures	0	2,986	0	0	0		2,986
Foreign currency translation adjustment	0		0	(11)	0		(11)
Net loss	0		0	0	(48,058)		(48,058)
Balance at Dec. 31, 2025	$ 2	$ 722,238	$ (9,604)	$ (1,785)	$ (748,133)		$ (37,282)
Balance (in shares) at Dec. 31, 2025	20,555,873